UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JUNE 30, 2007

Legg Mason Partners

Variable Global High Yield Bond Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners

Variable Global High Yield Bond Portfolio

Semi-Annual Report  •  June 30, 2007

What’s

Inside

Portfolio Objective

The Portfolio seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter of 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006—the 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters.…Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated….In these circumstances, the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. After falling during the first three months of the year, yields moved steadily higher over much of the second quarter of 2007. This was due, in part, to inflationary fears, a solid job market and mounting expectations that the Fed would not be cutting short-term rates in the foreseeable future. Two-year Treasury yields spiked to 5.10% on June 14th, versus a yield of 4.58% when the second quarter began.

Legg Mason Partners Variable Global High Yield Bond Portfolio          I

Ten-year Treasury yields moved up even more dramatically, cresting at 5.26% on June 12th—their highest rate in five years. In contrast, the yield on the 10-year Treasury was 4.65% at the end of March. After their highs in mid June, yields then trended somewhat lower during the reporting period, as concerns regarding the subprime mortgage market triggered a flight to quality. As of June 30, 2007, the yields on two- and 10-year Treasuries were 4.87% and 5.03%, respectively. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 0.98%.

The high yield bond market generated solid results over the six-month period ended June 30, 2007. During that time, the Citigroup High Yield Market Indexv returned 2.66%. With interest rates relatively low, demand for higher yielding bonds remained strong. The high yield market was further aided by strong corporate profits and low default rates.

Despite periods of weakness, emerging markets debt generated positive results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi gained 0.94% during the reporting period. Strong investor demand, an expanding global economy and solid domestic spending supported many emerging market countries.

Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wide range of financial institutions and markets. As a result, other fixed income instruments have experienced increased price volatility.

II         Legg Mason Partners Variable Global High Yield Bond Portfolio

Performance Review

For the six months ended June 30, 2007, Class I shares of Legg Mason Partners Variable Global High Yield Bond Portfolio1 returned 2.53%. In comparison, the Portfolio’s unmanaged benchmark, the Citigroup High Yield Market Index, returned 2.66% and its Lipper Variable High Current Yield Funds Category Average2 increased 3.06%.

Performance Snapshot as of June 30, 2007 (unaudited)

Six Months
Variable Global High Yield Bond Portfolio[1] — Class I shares	2.53%

Citigroup High Yield Market Index	2.66%

Lipper Variable High Current Yield Funds Category Average	3.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, yields and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.
Class II shares returned 2.42% over the six months ended June 30, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yields for the period ending June 30, 2007 for Class I and II shares were 7.27% and 7.04%, respectively. Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class I and II shares would have been unchanged. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated April 30, 2007, the gross total operating expenses for Class I and Class II shares were 0.98% and 1.33%, respectively.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00% and 1.25% for Class I and Class II Shares, respectively. This expense limitation can be reduced or terminated at any time.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 105 funds in the Portfolio’s Lipper category.

Legg Mason Partners Variable Global High Yield Bond Portfolio          III

Special Shareholder Notices

Effective April 30, 2007, Western Asset Management Company Limited (“Western Asset Limited”) became an additional subadviser to the Portfolio, under an additional sub-advisory agreement between Western Asset Management Company (“Western Asset”) and Western Asset Limited. Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. Western Asset Limited provides certain advisory services to the Portfolio relating to currency transactions and investments in non-U.S. dollar denominated securities. Western Asset Limited has offices at 10 Exchange Place, London, England. Western Asset Limited acts as an investment adviser to institutional accounts, such as corporate pension plans, mutual funds, and endowment funds.

Effective May 17, 2007, the Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals led by the following individuals: S. Kenneth Leech, Stephen A. Walsh, Michael C. Buchanan, Keith J. Gardner, and Detlev S. Schlichter. Messrs. Leech, Walsh and Gardner have been employed with Western Asset for at least the past five years. Mr. Buchanan joined Western Asset in 2005. Mr. Schlichter is a portfolio manager with Western Asset Limited and has been employed as a portfolio manager with Western Asset Limited for at least the past five years. The team is responsible for overseeing the day-to-day operations of the Portfolio.

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund

IV         Legg Mason Partners Variable Global High Yield Bond Portfolio

complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Information About Your Portfolio

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners Variable Global High Yield Bond Portfolio          V

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: High yield bonds involve greater credit and liquidity risks than investment grade bonds. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

VI         Legg Mason Partners Variable Global High Yield Bond Portfolio

Fund at a Glance (unaudited)

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class I	2.53%	$1,000.00	$1,025.30	0.93%	$4.67

Class II	2.42	1,000.00	1,024.20	1.23	6.17

(1)	For the six months ended June 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class I	5.00%	$1,000.00	$1,020.18	0.93%	$4.66

Class II	5.00	1,000.00	1,018.70	1.23	6.16

(1)	For the six months ended June 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         3

Schedule of Investments (June 30, 2007) (unaudited)

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Face Amount	Security	Value

CORPORATE BONDS & NOTES — 92.2%
Aerospace & Defense — 2.0%
$440,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$429,000
	DRS Technologies Inc., Senior Subordinated Notes:
200,000	6.875% due 11/1/13	195,000
315,000	6.625% due 2/1/16	305,550
25,000	7.625% due 2/1/18	25,375
	Hawker Beechcraft Acquisition Co.:
765,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	789,862
380,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	398,050
	L-3 Communications Corp., Senior Subordinated Notes:
380,000	7.625% due 6/15/12	390,925
215,000	6.375% due 10/15/15	204,250

	Total Aerospace & Defense	2,738,012

Airlines — 0.4%
	Continental Airlines Inc.:
335,000	Notes, 8.750% due 12/1/11	329,975
	Pass-Through Certificates:
6,204	Series 981-C, 6.541% due 3/15/08	6,200
200,000	Series C, 7.339% due 4/19/14	197,500

	Total Airlines	533,675

Auto Components — 1.2%
500,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	437,500
1,200,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	1,197,000

	Total Auto Components	1,634,500

Automobiles — 2.2%
	Ford Motor Co.:
130,000	Debentures, 8.875% due 1/15/22	115,050
800,000	Notes, 7.450% due 7/16/31	643,000
50,000	Senior Notes, 4.950% due 1/15/08	49,632
	General Motors Corp.:
270,000	Notes, 7.200% due 1/15/11	260,212
	Senior Debentures:
150,000	8.250% due 7/15/23	137,438
1,880,000	8.375% due 7/15/33	1,724,900

	Total Automobiles	2,930,232

Beverages — 0.3%
370,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	362,600

Building Products — 1.6%
	Ainsworth Lumber Co., Ltd.:
170,000	7.250% due 10/1/12	131,750
75,000	Senior Notes, 6.750% due 3/15/14	56,156

See Notes to Financial Statements.

4         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Building Products — 1.6% (continued)
	Associated Materials Inc.:
$390,000	Senior Discount Notes, step bond to yield 16.602% due 3/1/14	$292,500
650,000	Senior Subordinated Notes, 9.750% due 4/15/12	682,500
220,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	210,650
1,150,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.373% due 3/1/14	839,500

	Total Building Products	2,213,056

Capital Markets — 0.4%
	E*TRADE Financial Corp., Senior Notes:
375,000	7.375% due 9/15/13	382,500
100,000	7.875% due 12/1/15	104,625

	Total Capital Markets	487,125

Chemicals — 1.8%
150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	163,500
114,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	120,555
685,000	Georgia Gulf Corp., 9.500% due 10/15/14	685,000
230,000	Huntsman International LLC, 7.875% due 11/15/14	247,537
	Lyondell Chemical Co.:
	Senior Notes:
150,000	8.000% due 9/15/14	154,875
125,000	8.250% due 9/15/16	131,250
10,000	Senior Secured Notes, 10.500% due 6/1/13	10,850
345,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	381,225
420,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	384,300
150,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	142,875

	Total Chemicals	2,421,967

Commercial Banks — 0.2%
100,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	106,750
210,000	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	202,650

	Total Commercial Banks	309,400

Commercial Services & Supplies — 2.6%
920,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	929,200
100,000	Allied Waste North America Inc., Senior Notes, Series B, 7.250% due 3/15/15	99,500
150,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	153,750
75,000	Corrections Corporation of America, Senior Notes, 6.750% due 1/31/14	73,688
975,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	1,042,031
	Interface Inc.:
500,000	Senior Notes, 10.375% due 2/1/10	540,000
150,000	Senior Subordinated Notes, 9.500% due 2/1/14	162,375
485,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	497,125
125,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)(d)	125

	Total Commercial Services & Supplies	3,497,794

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         5

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Communications Equipment — 0.4%
$670,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	$586,250

Consumer Finance — 3.9%
415,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	420,187
	Ford Motor Credit Co.:
	Notes:
445,000	6.625% due 6/16/08	444,800
420,000	9.806% due 4/15/12 (e)	450,550
380,000	7.000% due 10/1/13	352,501
	Senior Notes:
585,000	9.875% due 8/10/11	614,549
227,500	8.105% due 1/13/12 (e)	227,136
280,000	8.000% due 12/15/16	268,631
	General Motors Acceptance Corp.:
1,750,000	Bonds, 8.000% due 11/1/31	1,794,354
680,000	Notes, 6.875% due 8/28/12	665,287

	Total Consumer Finance	5,237,995

Containers & Packaging — 2.5%
900,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	914,625
625,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	652,344
370,000	Greif Inc., Senior Notes, 6.750% due 2/1/17	363,525
	Owens-Brockway Glass Container Inc.:
275,000	Senior Notes, 8.250% due 5/15/13	286,000
150,000	Senior Secured Notes, 7.750% due 5/15/11	154,687
165,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	171,600
120,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)(d)	1,050
730,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	711,750
175,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	176,094

	Total Containers & Packaging	3,431,675

Diversified Consumer Services — 1.0%
	Education Management LLC/Education Management Finance Corp.:
260,000	Senior Notes, 8.750% due 6/1/14	267,800
580,000	Senior Subordinated Notes, 10.250% due 6/1/16	613,350
	Service Corp. International:
70,000	Debentures, 7.875% due 2/1/13	71,658
	Senior Notes:
135,000	7.625% due 10/1/18	137,363
235,000	7.500% due 4/1/27 (a)	222,662

	Total Diversified Consumer Services	1,312,833

Diversified Financial Services — 4.7%
450,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	433,125
280,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	280,000

See Notes to Financial Statements.

6         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Diversified Financial Services — 4.7% (continued)
	Dow Jones CDX HY, Pass-Through Certificates:
$1,340,000	Series 7-T3, 8.000% due 12/29/11 (a)	$1,323,250
1,000,000	Series 8-T3, 7.500% due 6/29/12 (a)(f)	948,750
620,000	JPMorgan Chase London, zero coupon bond to yield 9.312% due 11/8/07 (a)	605,969
330,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	320,925
340,000	PGS Solutions Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	345,490
420,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	422,625
500,000	Standard Aero Holdings Inc., 8.250% due 9/1/14	535,000
147,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	154,718
1,000,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	995,000

	Total Diversified Financial Services	6,364,852

Diversified Telecommunication Services — 6.7%
700,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	689,500
20,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	17,900
	Citizens Communications Co.:
65,000	7.050% due 10/1/46	53,625
80,000	Senior Bonds, 7.125% due 3/15/19	76,000
475,000	Senior Notes, 7.875% due 1/15/27	464,312
520,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	592,800
370,000	Inmarsat Finance II PLC, step bond to yield 8.062% due 11/15/12	354,737
	Intelsat Bermuda Ltd.:
450,000	9.250% due 6/15/16	480,375
810,000	Senior Notes, 11.250% due 6/15/16	911,250
	Intelsat Corp.:
95,000	9.000% due 6/15/16	99,988
49,000	Senior Notes, 9.000% due 8/15/14	51,328
	Level 3 Financing Inc.:
710,000	9.250% due 11/1/14	720,650
	Senior Notes:
90,000	9.150% due 2/15/15 (a)(e)	90,450
40,000	8.750% due 2/15/17 (a)	39,750
485,000	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (a)	516,525
	NTL Cable PLC, Senior Notes:
115,000	8.750% due 4/15/14	119,025
620,000	9.125% due 8/15/16	652,550
310,000	PAETEC Holding Corp., Senior Secured Notes, 9.500% due 7/15/15 (a)	314,262
100,000	Qwest Communications International Inc., Senior Notes, Series B, 7.500% due 2/15/14	101,750
	Qwest Corp.:
945,000	Debentures, 6.875% due 9/15/33	890,662
65,000	Notes, 8.875% due 3/15/12	70,363
720,000	Senior Notes, 7.500% due 10/1/14	741,600
275,000	Umbrella Acquisition Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	272,938
75,000	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (a)	86,438

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         7

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Diversified Telecommunication Services — 6.7% (continued)
$655,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	$695,937

	Total Diversified Telecommunication Services	9,104,715

Electric Utilities — 1.2%
290,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	311,750
379,834	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	405,236
350,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	397,250
580,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	542,300

	Total Electric Utilities	1,656,536

Electrical Equipment — 0.1%
85,000	Belden CDT Inc., Senior Subordinated Notes, 7.000% due 3/15/17 (a)	84,150

Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
260,000	Senior Note, 7.875% due 10/15/14	257,400
135,000	Senior Unsubordinated Note, 9.500% due 10/15/15	133,650

	Total Electronic Equipment & Instruments	391,050

Energy Equipment & Services — 1.3%
435,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	441,525
319,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	321,791
500,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	507,500
130,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	130,975
300,000	Sonat Inc., Notes, 7.625% due 7/15/11	313,133
60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	68,349

	Total Energy Equipment & Services	1,783,273

Food & Staples Retailing — 0.3%
356,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	431,881

Food Products — 0.4%
	Dole Food Co. Inc.:
100,000	Debentures, 8.750% due 7/15/13	98,000
425,000	Senior Notes, 7.250% due 6/15/10	412,250

	Total Food Products	510,250

Gas Utilities — 0.5%
645,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	625,650

Health Care Equipment & Supplies — 0.2%
280,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17 (a)	266,000

Health Care Providers & Services — 5.4%
	Community Health Systems Inc.:
1,060,000	Senior Notes, 8.875% due 7/15/15 (a)	1,079,875
175,000	Senior Subordinated Notes, 6.500% due 12/15/12	182,651

See Notes to Financial Statements.

8         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Health Care Providers & Services — 5.4% (continued)
	DaVita Inc.:
	Senior Notes:
$175,000	6.625% due 3/15/13 (a)	$171,719
30,000	6.625% due 3/15/13	29,438
550,000	Senior Subordinated Notes, 7.250% due 3/15/15	545,875
200,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	213,480
	HCA Inc.:
100,000	Notes, 6.375% due 1/15/15	85,250
570,000	Senior Notes, 6.500% due 2/15/16	485,213
	Senior Secured Notes:
340,000	9.250% due 11/15/16 (a)	362,950
1,102,000	9.625% due 11/15/16 (a)(b)	1,187,405
250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	251,250
	Tenet Healthcare Corp., Senior Notes:
232,000	7.375% due 2/1/13	210,830
950,000	9.875% due 7/1/14	945,250
620,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	653,293
	Universal Hospital Services Inc., Secured Notes:
125,000	8.500% due 6/1/15 (a)(b)	124,375
130,000	8.759% due 6/1/15 (a)(e)	130,650
615,000	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)	607,312

	Total Health Care Providers & Services	7,266,816

Hotels, Restaurants & Leisure — 4.7%
75,000	AMC Entertainment Inc., Senior Subordinated Notes, 8.000% due 3/1/14	73,875
300,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	295,500
610,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	587,125
	Caesars Entertainment Inc.:
105,000	Senior Notes, 7.000% due 4/15/13	110,118
100,000	Senior Subordinated Notes, 8.125% due 5/15/11	104,875
175,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	173,250
260,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	257,400
160,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	169,600
230,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	243,800
275,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	272,250
175,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	177,625
815,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	878,162
125,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	118,906
175,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	167,344
	MGM MIRAGE Inc.:
90,000	7.500% due 6/1/16	85,837
	Senior Notes:
360,000	8.500% due 9/15/10	378,450

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         9

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Hotels, Restaurants & Leisure — 4.7% (continued)
$15,000	6.750% due 9/1/12	$14,400
20,000	6.625% due 7/15/15	18,275
430,000	7.625% due 1/15/17	411,187
45,000	Senior Subordinated Notes, 8.375% due 2/1/11	46,238
55,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	53,763
260,000	OSI Restaurant Partners Inc., Senior Notes, 10.000% due 6/15/15 (a)	249,600
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
100,000	8.250% due 3/15/12	103,500
100,000	8.750% due 10/1/13	105,000
50,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	52,750
215,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	210,431
	Snoqualmie Entertainment Authority, Senior Secured Notes:
125,000	9.150% due 2/1/14 (a)(e)	126,875
95,000	9.125% due 2/1/15 (a)	97,850
	Station Casinos Inc.:
	Senior Notes:
40,000	6.000% due 4/1/12	37,800
425,000	7.750% due 8/15/16	422,875
	Senior Subordinated Notes:
65,000	6.875% due 3/1/16	57,688
95,000	6.625% due 3/15/18	82,175
200,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	204,500

	Total Hotels, Restaurants & Leisure	6,389,024

Household Durables — 1.7%
35,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	35,525
445,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	441,662
	K Hovnanian Enterprises Inc., Senior Notes:
165,000	7.500% due 5/15/16	150,975
575,000	8.625% due 1/15/17	554,875
750,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	778,125
210,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.353% due 9/1/12	193,200
100,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	103,000

	Total Household Durables	2,257,362

Household Products — 0.7%
10,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	10,125
	Nutro Products Inc.:
115,000	Senior Notes, 9.370% due 10/15/13 (a)(e)	121,969
370,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	431,806
150,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	156,750
165,000	Yankee Acquisition Corp., Series B, 9.750% due 2/15/17	160,462

	Total Household Products	881,112

See Notes to Financial Statements.

10         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Independent Power Producers & Energy Traders — 3.9%
$110,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	$110,009
	AES Corp.:
	Senior Notes:
50,000	9.500% due 6/1/09	52,500
250,000	9.375% due 9/15/10	267,187
270,000	8.875% due 2/15/11	285,862
65,000	7.750% due 3/1/14	65,488
70,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	74,463
	Dynegy Holdings Inc.:
250,000	Senior Debentures, 7.625% due 10/15/26	222,500
720,000	Senior Notes, 7.750% due 6/1/19 (a)	673,200
	Edison Mission Energy, Senior Notes:
50,000	7.500% due 6/15/13	49,750
290,000	7.750% due 6/15/16	290,000
240,000	7.200% due 5/15/19 (a)	226,800
250,000	7.625% due 5/15/27 (a)	237,500
300,000	Mirant Americas Generation LLC, Senior Notes, 8.300% due 5/1/11	311,250
241,523	Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B, 9.125% due 6/30/17	273,071
195,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	200,363
	NRG Energy Inc., Senior Notes:
125,000	7.250% due 2/1/14	125,625
1,395,000	7.375% due 2/1/16	1,401,975
235,000	7.375% due 1/15/17	236,469
120,000	TXU Corp., Senior Notes, Series Q, 6.500% due 11/15/24	99,823

	Total Independent Power Producers & Energy Traders	5,203,835

Industrial Conglomerates — 0.2%
250,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	259,375

Insurance — 0.2%
230,000	Crum & Forster Holdings Corp., Senior Notes, 7.750% due 5/1/17 (a)	225,975

Internet & Catalog Retail — 0.2%
275,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	273,625

IT Services — 0.7%
	SunGard Data Systems Inc.:
232,000	Senior Notes, 9.125% due 8/15/13	238,670
725,000	Senior Subordinated Notes, 10.250% due 8/15/15	770,313

	Total IT Services	1,008,983

Leisure Equipment & Products — 0.3%
445,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	416,075

Machinery — 0.1%
170,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	170,000

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         11

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Media — 11.1%
	Affinion Group Inc.:
$685,000	Senior Notes, 10.125% due 10/15/13	$734,662
260,000	Senior Subordinated Notes, 11.500% due 10/15/15	282,100
855,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	949,050
180,000	Cablevision Systems Corp., Senior Notes, Series B, 8.000% due 4/15/12	178,650
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
200,000	Senior Accreting Notes, 12.125% due 1/15/15	203,000
1,215,000	Senior Notes, 11.750% due 5/15/14	1,199,812
619,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	649,176
	CCH II LLC/CCH II Capital Corp., Senior Notes:
470,000	10.250% due 9/15/10	493,500
317,000	10.250% due 10/1/13	340,775
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes, 8.750% due 11/15/13	127,813
170,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	176,163
160,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	164,000
450,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (a)	460,125
150,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	153,750
425,000	CMP Susquehanna Corp., Senior Subordinated Notes, 10.125% due 5/15/14 (a)	427,125
	CSC Holdings Inc.:
	Senior Debentures:
80,000	7.875% due 2/15/18	77,600
230,000	7.625% due 7/15/18	219,650
190,000	Series B, 8.125% due 8/15/09	194,275
	Senior Notes:
	Series B:
40,000	8.125% due 7/15/09	40,900
290,000	7.625% due 4/1/11	289,275
125,000	Series WI, 6.750% due 4/15/12	119,375
220,000	Dex Media Inc., Discount Notes, step bond to yield 8.345% due 11/15/13	208,175
73,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	78,475
	EchoStar DBS Corp., Senior Notes:
770,000	7.000% due 10/1/13	762,300
575,000	6.625% due 10/1/14	550,562
150,000	7.125% due 2/1/16	147,375
505,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	512,575
100,000	ION Media Networks Inc., Senior Secured Notes, 11.606% due 1/15/13 (a)(b)	103,750
535,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	509,587
305,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	314,913
400,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	408,000

See Notes to Financial Statements.

12         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Media — 11.1% (continued)
	R.H. Donnelley Corp.:
	Senior Discount Notes:
$150,000	Series A-1, 6.875% due 1/15/13	$142,875
200,000	Series A-2, 6.875% due 1/15/13	190,500
450,000	Senior Notes, Series A-3, 8.875% due 1/15/16	470,250
75,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	80,344
305,000	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (a)	318,725
	Rogers Cable Inc.:
800,000	Senior Second Priority Debentures, 8.750% due 5/1/32	972,554
40,000	Senior Secured Second Priority Notes, 6.750% due 3/15/15	41,301
159,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	163,770
	TL Acquisitions Inc.:
600,000	Senior Notes, 10.500% due 1/15/15 (a)	596,376
450,000	Senior Subordinated Notes, step bond to yield 13.250% due 7/15/15 (a)(f)	338,063
200,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	191,000
	XM Satellite Radio Inc., Senior Notes:
80,000	9.856% due 5/1/13 (e)	77,600
275,000	9.750% due 5/1/14	270,875

	Total Media	14,930,721

Metals & Mining — 3.8%
55,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	60,294
1,960,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	2,097,200
	Metals USA Holdings Corp., Senior Notes:
305,000	11.356% due 1/15/12 (a)(b)	306,525
340,000	11.360% due 7/1/12 (a)(b)	312,800
685,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	750,075
515,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)(e)	504,700
570,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	587,812
415,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	427,450
102,000	Vale Overseas Ltd., Notes, 6.250% due 1/23/17	101,676

	Total Metals & Mining	5,148,532

Multiline Retail — 1.1%
550,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15 (a)	533,500
	Neiman Marcus Group Inc.:
295,000	Senior Notes, 9.000% due 10/15/15 (b)	317,125
575,000	Senior Subordinated Notes, 10.375% due 10/15/15	635,375

	Total Multiline Retail	1,486,000

Oil, Gas & Consumable Fuels — 9.3%
610,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	628,300
	Chesapeake Energy Corp., Senior Notes:
275,000	7.500% due 6/15/14	279,812
50,000	7.000% due 8/15/14	49,875

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         13

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Oil, Gas & Consumable Fuels — 9.3% (continued)
$60,000	6.375% due 6/15/15	$57,525
40,000	6.625% due 1/15/16	38,700
210,000	6.500% due 8/15/17	200,025
485,000	6.250% due 1/15/18	455,294
120,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	120,600
400,000	Corral Finans AB, 6.855% due 4/15/10 (a)(b)(e)	400,000
	El Paso Corp.:
	Medium-Term Notes:
690,000	7.800% due 8/1/31	702,183
925,000	7.750% due 1/15/32	936,387
275,000	Notes, 7.875% due 6/15/12	288,831
560,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (e)	598,617
690,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	690,000
325,000	Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	309,562
405,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	420,694
	Mariner Energy Inc., Senior Notes:
135,000	7.500% due 4/15/13	132,975
225,000	8.000% due 5/15/17	224,438
720,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	754,200
	OPTI Canada Inc., Senior Secured Notes:
100,000	7.875% due 12/15/14 (a)	100,500
200,000	8.250% due 12/15/14 (a)	204,000
200,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	214,500
260,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	276,250
	Petroplus Finance Ltd.:
150,000	6.750% due 5/1/14 (a)	145,125
240,000	7.000% due 5/1/17 (a)	232,200
	Pogo Producing Co., Senior Subordinated Notes:
200,000	7.875% due 5/1/13	205,000
100,000	Series B, 8.250% due 4/15/11	102,125
785,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	792,850
20,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	19,550
	Stone Energy Corp., Senior Subordinated Notes:
960,000	8.250% due 12/15/11	964,800
250,000	6.750% due 12/15/14	231,250
330,000	W&T Offshore Inc., 8.250% due 6/15/14 (a)	327,525
	Whiting Petroleum Corp., Senior Subordinated Notes:
75,000	7.250% due 5/1/12	71,625
250,000	7.000% due 2/1/14	236,250
	Williams Cos. Inc.:
	Notes:
5,000	7.875% due 9/1/21	5,400
900,000	8.750% due 3/15/32	1,046,250
75,000	Senior Notes, 7.625% due 7/15/19	79,500

	Total Oil, Gas & Consumable Fuels	12,542,718

See Notes to Financial Statements.

14         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Paper & Forest Products — 2.3%
	Abitibi-Consolidated Co. of Canada:
$395,000	6.000% due 6/20/13	$328,837
225,000	Senior Notes, 8.375% due 4/1/15	198,000
	Abitibi-Consolidated Inc.:
110,000	7.400% due 4/1/18	89,650
125,000	Notes, 8.550% due 8/1/10	120,000
	Appleton Papers Inc.:
190,000	Senior Notes, 8.125% due 6/15/11	196,650
510,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	538,050
	NewPage Corp.:
	Senior Secured Notes:
30,000	10.000% due 5/1/12	32,550
790,000	11.606% due 5/1/12 (e)	865,050
35,000	Senior Subordinated Notes, 12.000% due 5/1/13	38,413
150,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	151,875
520,000	Verso Paper Holdings LLC, Senior Subordinated Notes, 11.375% due 8/1/16 (a)	557,700

	Total Paper & Forest Products	3,116,775

Personal Products — 0.1%
150,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	154,875

Pharmaceuticals — 0.8%
1,075,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,021,250

Real Estate Investment Trusts (REITs) — 0.8%
15,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	15,188
	Host Marriott LP, Senior Notes:
300,000	7.125% due 11/1/13	301,125
225,000	Series O, 6.375% due 3/15/15	217,125
135,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	123,525
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
115,000	6.500% due 6/1/16	112,700
365,000	6.750% due 4/1/17	362,262

	Total Real Estate Investment Trusts (REITs)	1,131,925

Real Estate Management & Development — 0.9%
295,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	274,350
1,085,000	Realogy Corp., Senior Notes, 12.375% due 4/15/15 (a)	992,775

	Total Real Estate Management & Development	1,267,125

Road & Rail — 1.9%
705,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	757,875
	Hertz Corp.:
475,000	Senior Notes, 8.875% due 1/1/14	497,562
950,000	Senior Subordinated Notes, 10.500% due 1/1/16	1,054,500

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         15

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Road & Rail — 1.9% (continued)
$25,000	Horizon Lines LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12 Kansas City Southern de Mexico, Senior Notes:	$26,563
40,000	7.625% due 12/1/13 (a)	40,000
130,000	7.375% due 3/1/14 (a)	129,350
105,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	104,737

	Total Road & Rail	2,610,587

Semiconductors & Semiconductor Equipment — 0.3%
455,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	436,800

Software — 0.4%
530,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	523,375

Specialty Retail — 0.8%
	AutoNation Inc., Senior Notes:
215,000	7.356% due 4/15/13 (e)	215,538
80,000	7.000% due 4/15/14	79,400
430,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	399,900
300,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	332,250

	Total Specialty Retail	1,027,088

Textiles, Apparel & Luxury Goods — 0.7%
	Levi Strauss & Co., Senior Notes:
595,000	9.750% due 1/15/15	639,625
215,000	8.875% due 4/1/16	221,450
125,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	125,000

	Total Textiles, Apparel & Luxury Goods	986,075

Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
255,000	8.500% due 5/15/12 (a)	262,013
110,000	11.000% due 5/15/12	121,275

	Total Tobacco	383,288

Trading Companies & Distributors — 1.2%
365,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	384,163
365,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	385,075
675,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	732,375
110,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	111,650

	Total Trading Companies & Distributors	1,613,263

Transportation Infrastructure — 0.6%
930,000	Saint Acquisition Corp., Secured Notes, 12.500% due 5/15/17 (a)	883,500

Wireless Telecommunication Services — 1.5%
75,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	77,438
	MetroPCS Wireless Inc., Senior Notes:
175,000	9.250% due 11/1/14 (a)	181,562
20,000	9.250% due 11/1/14 (a)	20,750

See Notes to Financial Statements.

16         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Wireless Telecommunication Services — 1.5% (continued)
$30,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	$31,711
	Rural Cellular Corp.:
215,000	Senior Notes, 9.875% due 2/1/10	225,750
280,000	Senior Secured Notes, 8.250% due 3/15/12	287,700
370,000	Senior Subordinated Notes, 8.360% due 6/1/13 (a)(e)	370,000
745,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	793,425

	Total Wireless Telecommunication Services	1,988,336

	TOTAL CORPORATE BONDS & NOTES (Cost — $123,732,819)	124,519,886

ASSET-BACKED SECURITIES — 0.1%
Diversified Financial Services — 0.0%
123,463	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (c)(d)(f)	0

Electric — 0.1%
97,429	Mirant Mid-Atlantic LLC, Series C, 10.060% due 12/30/28	116,976

	TOTAL ASSET-BACKED SECURITIES (Cost — $249,891)	116,976

CONVERTIBLE BOND — 0.1%
Automobiles — 0.1%
130,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost — $130,000)	163,475

U.S. GOVERNMENT & AGENCY OBLIGATION — 0.9%
U.S. Government Obligations — 0.9%
1,260,000	U.S. Treasury Notes, 4.750% due 5/31/12 (Cost - $1,253,829)	1,250,551

LOAN PARTICIPATION — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
1,000,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (e) (Cost — $1,000,000)	1,025,000

SOVEREIGN BONDS — 1.0%
Brazil — 0.2%
	Federative Republic of Brazil:
58,000	7.125% due 1/20/37	62,814
36,000	11.000% due 8/17/40	47,250
155,000	Collective Action Securities, Notes, 8.000% due 1/15/18	170,539

	Total Brazil	280,603

Panama — 0.0%
63,000	Republic of Panama, 6.700% due 1/26/36	64,732

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         17

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Russia — 0.8%
	Russian Federation:
$65,000	11.000% due 7/24/18	$90,350
845,750	7.500% due 3/31/30 (a)	930,854

	Total Russia	1,021,204

	TOTAL SOVEREIGN BONDS (Cost — $1,226,014)	1,366,539

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
404,770	Home Interiors & Gifts Inc. (c)(f)*	4,048

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
86	Imperial Sugar Co.	2,648

INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
4,310	Continental AFA Dispensing Co. (c)(f)*	0

	TOTAL COMMON STOCKS (Cost — $169,440)	6,696

ESCROWED SHARES — 0.0%
75,000	Pillowtex Corp. (c)(f)* (Cost — $0)	0

PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.2%
Media — 0.1%
22	ION Media Networks Inc., (b)	198,000

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
	TCR Holdings Corp.:
219	Class B Shares (c)(f)*	0
121	Class C Shares (c)(f)*	0
318	Class D Shares (c)(f)*	1
658	Class E Shares (c)(f)*	1

	TOTAL FINANCIALS	2

	TOTAL PREFERRED STOCKS (Cost — $161,228)	198,002

See Notes to Financial Statements.

18         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

CONVERTIBLE PREFERRED STOCKS — 0.1%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
575	Chesapeake Energy Corp., Convertible, 6.250% due 6/15/09 (Cost — $144,502)	$162,581

Warrants
WARRANTS — 0.0%
117,023	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), Expires 3/25/05 (c)(f)*	0
504	Pillowtex Corp., Expires 11/24/09 (c)(f)*	0

	TOTAL WARRANTS (Cost — $383)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $128,068,106)	128,809,706

Face Amount
SHORT-TERM INVESTMENT — 5.0%
Repurchase Agreement — 5.0%
$6,779,000	Nomura Securities International Inc. repurchase agreement dated 6/29/07, 5.260% due 7/2/07; Proceeds at maturity - $6,781,971; (Fully collateralized by a U.S government agency obligation, 5.280% due 2/28/12; Market value — $6,915,401) (g) (Cost — $6,779,000)	6,779,000

	TOTAL INVESTMENTS — 100.4% (Cost — $134,847,106#)	135,588,706
	Liabilities in Excess of Other Assets — (0.4)%	(482,527)

	TOTAL NET ASSETS — 100.0%	$135,106,179

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Illiquid security.

(d)	Security is currently in default.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	All or a portion of this security is segregated for extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         19

Statement of Assets and Liabilities (June 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $134,847,106)	$135,588,706
Foreign currency, at value (Cost — $230,754)	243,827
Cash	36,195
Interest receivable	2,694,042
Receivable for Fund shares sold	709,523
Receivable for securities sold	546,484
Prepaid expenses	1,060

Total Assets	139,819,837

LIABILITIES:
Payable for securities purchased	4,243,511
Payable for Fund shares repurchased	306,898
Investment management fee payable	89,323
Distribution fees payable	6,500
Trustees’ fees payable	3,473
Accrued expenses	63,953

Total Liabilities	4,713,658

Total Net Assets	$135,106,179

NET ASSETS:
Par value (Note 6)	$134
Paid-in capital in excess of par value	129,202,945
Undistributed net investment income	4,489,240
Accumulated net realized gain on investments	659,187
Net unrealized appreciation on investments and foreign currencies	754,673

Total Net Assets	$135,106,179

Shares Outstanding:
Class I	10,250,179

Class II	3,173,074

Net Asset Value:
Class I	$10.06

Class II	$10.08

See Notes to Financial Statements.

20         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Statement of Operations (For the six months ended June 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$5,229,012
Dividends	4,504
Income from securities lending	302

Total Investment Income	5,233,818

EXPENSES:
Investment management fee (Note 2)	516,017
Shareholder reports (Note 4)	51,181
Distribution fees (Notes 2 and 4)	39,328
Legal fees	22,393
Audit and tax	10,096
Trustees’ fees	6,975
Custody fees	1,895
Insurance	734
Transfer agent fees (Note 4)	295
Registration fees	10
Miscellaneous expenses	3,661

Total Expenses	652,585
Less: Fee waivers and/or expense reimbursements (Note 2)	(4,291)

Net Expenses	648,294

Net Investment Income	4,585,524

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain From Investment transactions	827,225

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(2,407,312)
Foreign currencies	5,831

Change in Net Unrealized Appreciation/Depreciation	(2,401,481)

Net Loss on Investments and Foreign Currency Transactions	(1,574,256)

Increase in Net Assets From Operations	$3,011,268

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         21

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$4,585,524	$6,774,662
Net realized gain	827,225	719,133
Change in net unrealized appreciation/depreciation	(2,401,481)	2,603,495

Increase in Net Assets From Operations	3,011,268	10,097,290

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(100,010)	(6,795,008)
Net realized gains	(117,750)	(687,212)

Decrease in Net Assets From Distributions to Shareholders	(217,760)	(7,482,220)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	21,145,830	58,165,075
Reinvestment of distributions	217,760	7,482,220
Cost of shares repurchased	(9,887,434)	(19,395,500)

Increase in Net Assets From Fund Share Transactions	11,476,156	46,251,795

Increase in Net Assets	14,269,664	48,866,865
NET ASSETS:
Beginning of period	120,836,515	71,969,650

End of period*	$135,106,179	$120,836,515

* Includes undistributed net investment income of:	$4,489,240	$3,726

See Notes to Financial Statements.

22         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares	2007(1)(2)		2006(2)†		2005(2)†	2004(2)†	2003†	2002†
Net Asset Value, Beginning of Period	$9.83		$9.48		$9.88	$9.47	$8.11	$8.13

Income (Loss) From Operations:
Net investment income	0.36		0.70		0.67	0.71	0.72	0.73
Net realized and unrealized gain (loss)	(0.11)		0.31		(0.29)	0.34	1.24	(0.14)

Total Income From Operations	0.25		1.01		0.38	1.05	1.96	0.59

Less Distributions From:
Net investment income	(0.01)		(0.60)		(0.61)	(0.64)	(0.60)	(0.61)
Net realized gains	(0.01)		(0.06)		(0.17)	—	—	—

Total Distributions	(0.02)		(0.66)		(0.78)	(0.64)	(0.60)	(0.61)

Net Asset Value, End of Period	$10.06		$9.83		$9.48	$9.88	$9.47	$8.11

Total Return(3)	2.53%		10.64%		3.81%	11.09%	24.20%	7.31%

Net Assets, End of Period (000s)	$103,134		$89,403		$51,913	$47,916	$39,799	$20,469

Ratios to Average Net Assets:
Gross expenses	0.93	%(4)	1.00	%(5)	1.10%	1.14%	1.27%	1.52%
Net expenses(6)(7)	0.93	(4)	1.00	(5)	1.00	1.00	1.00	1.00
Net investment income	7.18	(4)	7.11		6.72	7.28	7.86	8.97

Portfolio Turnover Rate	36%		67%		53%	51%	50%	99%

(1)	For the six months ended June 30, 2007 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized. Past performance is no guarantee of future results.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.98% and 0.98%, respectively (Note 9).

(6)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.00%.

(7)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 30, 2007.

See Notes to Financial Statements.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         23

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares(1)	2007(2)		2006†		2005†	2004(3)†
Net Asset Value, Beginning of Period	$9.85		$9.50		$9.90	$9.53

Income (Loss) From Operations:
Net investment income	0.34		0.67		0.65	0.54
Net realized and unrealized gain (loss)	(0.10)		0.31		(0.30)	0.44

Total Income From Operations	0.24		0.98		0.35	0.98

Less Distributions From:
Net investment income	—		(0.57)		(0.58)	(0.61)
Net realized gains	(0.01)		(0.06)		(0.17)	—

Total Distributions	(0.01)		(0.63)		(0.75)	(0.61)

Net Asset Value, End of Period	$10.08		$9.85		$9.50	$9.90

Total Return(4)	2.42%		10.34%		3.55%	10.29%

Net Assets, End of Period (000s)	$31,972		$31,433		$20,057	$7,117

Ratios to Average Net Assets:
Gross expenses	1.26	%(5)	1.35	%(6)	1.41%	1.67	%(5)
Net expenses(7)(8)	1.23	(5)	1.27	(6)	1.25	1.25	(5)
Net investment income	6.88	(5)	6.82		6.48	6.91	(5)

Portfolio Turnover Rate	36%		67%		53%	51%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	For the period February 26, 2004 (inception date) to December 31, 2004.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized. Past performance is no guarantee of future results.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.33% and 1.25%, respectively (Note 9).

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 1.25%.

(8)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 30, 2007.

See Notes to Financial Statements.

24         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Variable Global High Yield Bond Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified series of Legg Mason Partners Variable Portfolios I, Inc. (the “Company”), a Maryland corporation registered under the 1940 Act. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained, at all times, in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund incurs the risk of any loss on the securities on loan, as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market obligations reflect, among other things, perceived credit and market risks.

26         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(g) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(h) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(j) Expenses. Direct expenses are charged to the Fund; general expenses of the Trust are allocated to the funds within the Trust based on each fund’s relative net assets.

(k) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(l) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. Effective April 30, 2007, Western Asset Management Company Limited (“Western Asset Limited”) became an additional subadviser to the Fund. Western Asset Limited provides certain advisory services to the Fund relating to currency transactions and investment in non-U.S. dollar denominated securities. Western Asset Limited does not receive any compensation from the Fund and is compensated by Western Asset for its services to the Fund. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly at the annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.800%
Next $1 billion	0.775
Next $3 billion	0.750
Over $5 billion	0.700

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a sub-advisory fee of 0.30% on the net assets managed by Western Asset Limited.

During the six months ended June 30, 2007, the Fund’s Class I and Class II shares had expense limitations in place of 1.00% and 1.25%, respectively. These expense limitations can be terminated at any time.

During the six months ended June 30, 2007, the Fund was reimbursed by LMPFA for expenses amounting to $4,291.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) are co-distributors of the Fund. LMIS is a wholly owned broker-dealer of Legg Mason.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

28         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.	Investments

During the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments and U.S. Government & Agency Obligations (excluding short-term investments) were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$58,835,551	$1,831,566

Sales	43,626,947	582,645

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,663,387
Gross unrealized depreciation	(1,921,787)

Net unrealized appreciation	$741,600

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. For the six months ended June 30, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class I	—	$280	$29,119
Class II	$39,328	15	22,062

Total	$39,328	$295	$51,181

5.	Distributions to Shareholders by Class

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Net Investment Income:
Class I	$100,010	$5,088,713
Class II	—	1,706,295

Total	$100,010	$6,795,008

Net Realized Gains:
Class I	$90,271	$508,802
Class II	27,479	178,410

Total	$117,750	$687,212

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         29

Notes to Financial Statements (unaudited) (continued)

6.	Shares of Beneficial Interest

At June 30, 2007, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 30, 2007, the Company had 10 billion shares of capital stock authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,940,890	$19,575,092	4,956,716	$48,923,319
Shares issued on reinvestment	18,821	190,281	570,012	5,597,515
Shares repurchased	(802,819)	(8,111,770)	(1,907,915)	(18,852,413)

Net Increase	1,156,892	$11,653,603	3,618,813	$35,668,421

Class II
Shares sold	155,394	$1,570,738	942,931	$9,241,756
Shares issued on reinvestment	2,715	27,479	191,535	1,884,705
Shares repurchased	(175,886)	(1,775,664)	(54,387)	(543,087)

Net Increase (Decrease)	(17,777)	$(177,447)	1,080,079	$10,583,374

7.	Regulatory Matters

On May 31, 2005, the Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that

30         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

The Fund is not one of the Affected Fund and therefore did not implement the transfer agent arrangements described above and therefore will not receive any portion of distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

9.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Fund were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.

10.	Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for the Fund was January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that FIN 48 will not have a material impact on the Fund’s financial statements.

*  *  *

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is

32         Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

11.	Subsequent Event

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.

Legg Mason Partners Variable Global High Yield Bond Portfolio 2007 Semi-Annual Report         33

Legg Mason Partners

Variable Global High Yield Bond Portfolio

TRUSTEES

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners
Fund Advisor, LLC

SUBADVISERS

Western Asset Management Company

Western Asset Management Company Limited

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Global High Yield Bond Portfolio. It is not for distribution to prospective investors unless accompanied by a current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

©2007 Legg Mason

Investor Services, LLC

Member FINRA, SIPC

FDXX010090	SR07-394

Legg Mason Partners Variable Global High Yield Bond Portfolio

The Fund is a separate investment series of the Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholders Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULES OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Not Applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Variable Income Trust

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust

Date: August 28, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Variable Income Trust

Date: August 28, 2007